UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                        811-4413

Exact name of registrant as specified in charter:          Delaware Group Equity Funds IV

Address of principal executive offices:                    2005 Market Street
                                                           Philadelphia, PA 19103

Name and address of agent for service:                     David F. Connor, Esq.
                                                           2005 Market Street
                                                           Philadelphia, PA 19103

Registrant's telephone number, including area code:        (800) 523-1918

Date of fiscal year end:                                   September 30

Date of reporting period:                                  December 31, 2005

Item 1.  Schedule of Investments (Unaudited)

Schedule of Investments (Unaudited)

Delaware Growth Opportunities Fund
----------------------------------

December 31, 2005
                                                                                                       Number of          Market
                                                                                                        Shares            Value
Common Stock - 94.51%
Basic Industry/Capital Goods - 6.92%
*Allegheny Technologies                                                                                  259,500         $9,362,760
Graco                                                                                                    247,900          9,043,392
Joy Global                                                                                               261,100         10,444,000
+Mettler-Toledo International                                                                            225,100         12,425,520
                                                                                                                         ----------
                                                                                                                         41,275,672
                                                                                                                         ----------

Business Services - 7.24%
+Dun & Bradstreet                                                                                        124,000          8,303,040
Expeditors International Washington                                                                      211,200         14,258,112
+Fisher Scientific International                                                                         184,700         11,425,542
Robert Half International                                                                                241,500          9,150,435
                                                                                                                          ---------
                                                                                                                         43,137,129
                                                                                                                         ----------

Consumer Durables - 4.03%
Centex                                                                                                   214,100         15,306,009
KB HOME                                                                                                  119,900          8,711,934
                                                                                                                         ----------
                                                                                                                         24,017,943
                                                                                                                         ----------
Consumer Non-Durables - 13.04%
*+Chico's FAS                                                                                            238,100         10,459,733
Michaels Stores                                                                                           85,000          3,006,450
Nordstrom                                                                                                443,000         16,568,200
Staples                                                                                                  620,400         14,089,284
+Starbucks                                                                                               249,500          7,487,495
Tiffany & Co                                                                                             193,500          7,409,115
+Urban Outfitters                                                                                        616,800         15,611,208
+Williams-Sonoma                                                                                          70,700          3,050,705
                                                                                                                         ----------
                                                                                                                         77,682,190
                                                                                                                         ----------

Consumer Services - 10.48%
+Cheesecake Factory                                                                                      161,200          6,027,268
+Getty Images                                                                                             26,200          2,338,874
Marriott International Class A                                                                           241,200         16,153,164
Royal Caribbean Cruises                                                                                  221,800          9,994,308
Starwood Hotels & Resorts Worldwide                                                                      282,800         18,059,608
+West                                                                                                    234,900          9,901,035
                                                                                                                         ----------
                                                                                                                         62,474,257
                                                                                                                         ----------

Energy - 6.30%
*Chesapeake Energy                                                                                       242,200          7,685,006
+National Oilwell Varco                                                                                  190,200         11,925,540
Rowan                                                                                                    162,900          5,805,756
Smith International                                                                                      326,400         12,112,704
                                                                                                                         ----------
                                                                                                                         37,529,006
                                                                                                                         ----------

Financials - 9.02%
*+Affiliated Managers Group                                                                              136,000         10,914,000
*Lehman Brothers Holdings                                                                                 94,300         12,086,431
*Nuveen Investments                                                                                      181,500          7,735,530
PartnerRe                                                                                                126,700          8,320,389
*UnumProvident                                                                                           451,100         10,262,525
*Zions Bancorp                                                                                            58,700          4,435,372
                                                                                                                         ----------
                                                                                                                         53,754,247
                                                                                                                         ----------

Health Care - 16.13%
+Amylin Pharmaceuticals                                                                                  115,200          4,598,784
+Barr Pharmaceuticals                                                                                    123,950          7,720,846
+Cytyc                                                                                                   344,000          9,711,120
Dade Behring Holdings                                                                                    156,200          6,387,018
*+Invitrogen                                                                                             159,100         10,602,424
+Kinetic Concepts                                                                                        157,600          6,266,176
+Medco Health Solutions                                                                                  148,900          8,308,620

+Medpartners                                                                                             170,400          8,825,016
*+MGI Pharma                                                                                             530,700          9,106,812
*+Neurocrine Biosciences                                                                                 184,400         11,567,412
*+Protein Design Labs                                                                                    230,900          6,562,178
Shire Pharmaceuticals ADR                                                                                166,500          6,458,535
                                                                                                                        -----------
                                                                                                                         96,114,941
                                                                                                                        -----------

Technology - 21.35%
+Activision                                                                                              498,100          6,843,894
*+ADC Telecommunications                                                                                 250,800          5,602,872
+Amdocs                                                                                                  353,100          9,710,250
+Broadcom Class A                                                                                        189,900          8,953,785
*+F5 Networks                                                                                            133,200          7,617,708
*Intersil                                                                                                306,300          7,620,744
+Juniper Networks                                                                                        622,700         13,886,210
Linear Technology                                                                                        243,900          8,797,473
+Marvell Technology Group                                                                                128,200          7,190,738
+Mercury Interactive                                                                                      61,900          1,720,201
Microchip Technology                                                                                     283,600          9,117,740
+NAVTEQ                                                                                                   62,500          2,741,875
+Network Appliance                                                                                       292,500          7,897,500
+NII Holdings                                                                                            190,900          8,338,512
*+salesforce.com                                                                                         215,500          6,906,775
*Satyam Computer Services ADR                                                                            223,200          8,166,888
+Tellabs                                                                                                 559,300          6,096,370
                                                                                                                        -----------
                                                                                                                        127,209,535
                                                                                                                        -----------
Total Common Stock (cost $438,405,784)                                                                                  563,194,920
                                                                                                                        -----------



                                                                                                     Principal
                                                                                                     Amount
                          Repurchase Agreements - 5.58%
With BNP Paribas 3.30% 1/03/06
(dated 12/30/05, to be repurchased at $20,997,696,
collateralized by $431,000 U.S. Treasury Bills
due 1/26/06, market value $429,878,
$295,000 U.S. Treasury Bills
due 2/23/06, market value $293,856,
$583,000 U.S. Treasury Bills
due 5/4/06, market value $575,047,
$3,884,000 U.S. Treasury Bills
due 6/1/06, market value $3,817,136,
$10,888,000 U.S. Treasury Bills
due 6/29/06, market value $10,661,713,
$3,864,000 U.S. Treasury Notes 2.625%
due 5/15/08, market value $3,727,183 and
$1,938,000 U.S. Treasury Notes 3.125%
due 5/15/07, market value $1,913,607)                                                                $20,990,000         20,990,000

With UBS Warburg 3.40% 1/03/06
(dated 12/30/05, to be repurchased at $12,256,629,
collateralized by $1,424,000 U.S. Treasury Notes
2.00% due 5/15/06, market value $1,415,325 and
$10,721,000 U.S. Treasury Notes 5.625%
due 5/15/08, market value $11,093,772)                                                                12,252,000         12,252,000
                                                                                                                        -----------
Total Repurchase Agreements (cost $33,242,000)
                                                                                                                         33,242,000
                                                                                                                        -----------

Total Market Value of Securities Before Securities Lending Collateral - 100.09%
   (cost $471,647,784)                                                                                                  596,436,920
                                                                                                                        -----------

                    Securities Lending Collateral** - 16.38%
                             Short-Term Investments
                            Fixed Rate Notes - 3.88%
Citigroup Global Markets 4.29% 1/3/06                                                                  20,164,302        20,164,302
Wilmington Trust Company 4.05% 1/5/06                                                                   2,955,634         2,955,634
                                                                                                                        -----------
                                                                                                                         23,119,936
                                                                                                                        -----------

oVariable Rate Notes - 12.50%
Abbey National 4.14% 1/13/06                                                       2,187,169       2,187,463
ANZ National 4.31% 1/30/07                                                           591,127         591,127
Australia New Zealand 4.35% 1/30/07                                                2,955,634       2,955,634
Bank of New York 4.33% 4/4/06                                                      2,364,507       2,364,507
Bank of the West 4.27% 3/2/06                                                      2,955,634       2,955,634
Bayerische Landesbank 4.40% 8/25/06                                                2,955,634       2,955,634
Bear Stearns
   4.14% 1/17/06                                                                     591,127         591,228
   4.39% 6/30/06                                                                   3,546,761       3,546,761
Beta Finance 4.33% 4/18/06                                                         2,955,634       2,955,487
Canadian Imperial Bank 4.35% 1/30/07                                               1,477,817       1,477,817
CDC Financial Products 4.35% 1/30/06                                               3,842,324       3,842,324
Citigroup Global Markets 4.32% 1/6/06                                              3,842,324       3,842,324
Commonwealth Bank Australia 4.35% 1/30/07                                          2,955,634       2,955,634
Credit Suisse First Boston New York 4.35% 4/18/06                                  3,192,085       3,192,085
Goldman Sachs 4.39% 1/2/07                                                         3,842,324       3,842,324
Manufacturers & Traders 4.36% 9/26/06                                              2,955,634       2,955,095
Marshall & Ilsley Bank 4.35% 1/30/07                                               3,251,197       3,251,197
Merrill Lynch Mortgage Capital 4.35% 1/12/06                                       3,842,324       3,842,324
Morgan Stanley 4.43% 1/2/07                                                        3,664,986       3,664,986
National City Bank 4.31% 1/23/06                                                   3,369,423       3,369,484
Nordea Bank Norge ASA 4.34% 1/30/07                                                2,955,634       2,955,634
Proctor & Gamble 4.46% 1/30/07                                                     2,955,634       2,955,634
Royal Bank of Scotland 4.34% 1/30/07                                               2,955,634       2,955,634
Sigma Finance 4.33% 3/16/06                                                          886,690         886,720
Societe Generale NY 4.26% 1/30/07                                                  1,477,817       1,477,817
Toyota Motor Credit 4.30% 6/23/06                                                  2,955,634       2,955,784
Wells Fargo 4.36% 1/30/07                                                          2,955,634       2,955,634
                                                                                                 -----------
                                                                                                  74,481,926
                                                                                                 -----------
Total Securities Lending Collateral (cost 97,601,862)                                             97,601,862
                                                                                                 -----------

Total Market Value of Securities - 116.47%
   (cost $569,249,646)                                                                            694,038,782[up arrow]
Obligation to Return Securities Lending Collateral** - (16.38%)                                   (97,601,862)
Liabilities Net of Receivables and Other Assets (See Notes) - (0.09%)                                (565,770)
                                                                                                 ------------
Net Assets Applicable to 26,033,364 Shares Outstanding - 100.00%                                 $595,871,150
                                                                                                 ------------

*Fully or partially on loan.
**See Note 3 in "Notes."
+Non-income producing security for the period ended December 31, 2005.
[up arrow]Includes $95,308,981 of securities loaned.
oVariable rate securities. The interest rate shown is the rate as of December 31, 2005.

Summary of Abbreviations
ADR - American Depositary Receipts

--------------------------------------------------------------------------------
Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Group Equity Funds IV - Delaware Growth Opportunities Fund (the "Fund").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities Lending Collateral is valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITS) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2.  Investments
At December 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At December 31, 2005, the cost of investments and unrealized appreciation (depreciation) for the Fund for federal income tax purposes were as follows:

Cost of investments                                                 $572,854,776
                                                                    ------------
Aggregate unrealized appreciation                   127,794,482
Aggregate unrealized depreciation                    (6,610,476)
                                                   ------------
Net unrealized appreciation                        $121,184,006
                                                   ------------

3. Securities Lending
The Fund, along with other funds in the Delaware Investments(R) Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At December 31, 2005, the market value of securities on loan was $95,308,981, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

4. Credit and Market Risks
The Fund invests a significant portion of its assets in small- and mid- sized companies and may be subject to certain risks associated with ownership of securities of small- and mid-sized companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in real estate investment trust REITs and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct holdings during the period ended December 31, 2005. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

Schedule of Investments (Unaudited)

Delaware Large Cap Growth Fund
------------------------------

December 31, 2005
                                                                                                        Number of          Market
                                                                                                          Shares            Value
Common Stock - 98.50%
Basic Industry/Capital Goods - 3.47%
Praxair                                                                                                   65,000         $3,442,400
                                                                                                                         ----------
                                                                                                                          3,442,400
                                                                                                                         ----------

Business Services - 17.31%
Expeditors International Washington                                                                       48,000          3,240,480
First Data                                                                                                88,000          3,784,880
Moody's                                                                                                   58,000          3,562,360
Paychex                                                                                                   80,000          3,049,600
United Parcel Service Class B                                                                             47,000          3,532,050
                                                                                                                         ----------
                                                                                                                         17,169,370
                                                                                                                         ----------

Consumer Non-Durables - 14.17%
Procter & Gamble                                                                                          60,000          3,472,800
Staples                                                                                                  175,000          3,974,250
Wal-Mart Stores                                                                                           58,000          2,714,400
Walgreen                                                                                                  88,000          3,894,880
                                                                                                                         ----------
                                                                                                                         14,056,330
                                                                                                                         ----------

Consumer Services - 21.35%
+Apollo Group Class A                                                                                     50,000          3,023,000
+eBay                                                                                                     85,000          3,676,250
International Game Technology                                                                            115,000          3,539,700
+Liberty Global Class A                                                                                   70,000          1,575,000
+Liberty Global Class C                                                                                   70,000          1,484,000
+MGM MIRAGE                                                                                               75,000          2,750,250
+Weight Watchers International                                                                            43,100          2,130,433
+XM Satellite Radio Holdings Class A                                                                     110,000          3,000,800
                                                                                                                         ----------
                                                                                                                         21,179,433
                                                                                                                         ----------

Financial - 3.33%
Chicago Mercantile Exchange                                                                                9,000          3,307,410
                                                                                                                         ----------
                                                                                                                          3,307,410
                                                                                                                         ----------

Health Care - 16.17%
Allergan                                                                                                  40,000          4,318,400
+Genentech                                                                                                50,000          4,625,000
UnitedHealth Group                                                                                        60,000          3,728,400
+Zimmer Holdings                                                                                          50,000          3,372,000
                                                                                                                         ----------
                                                                                                                         16,043,800
                                                                                                                         ----------

Technology - 22.70%
+Intuit                                                                                                   65,000          3,464,500
Microsoft                                                                                                150,000          3,922,500
+NAVTEQ                                                                                                   60,000          2,632,200

QUALCOMM                                                                                                 120,000          5,169,600
+SanDisk                                                                                                  70,000          4,397,400
Sprint Nextel                                                                                            125,000          2,920,000
                                                                                                                         ----------
                                                                                                                         22,506,200
                                                                                                                         ----------
Total Common Stock (cost $91,626,807)                                                                                    97,704,943
                                                                                                                         ----------

                                                                                                     Principal
                                                                                                     Amount
                          Repurchase Agreements - 1.25%
With BNP Paribas 3.30% 1/03/06
(dated 12/30/05, to be repurchased at $780,286,
collateralized by $16,000 U.S. Treasury Bills
due 1/26/06, market value $15,971,
$11,000 U.S. Treasury Bills
due 2/23/06, market value $10,917,
$22,000 U.S. Treasury Bills
due 5/4/06, market value $21,364,
$144,000 U.S. Treasury Bills
due 6/1/06, market value $141,813,
$404,000 U.S. Treasury Bills
due 6/29/06, market value $396,102,
$144,000 U.S. Treasury Notes 2.625%
due 5/15/08, market value $138,472 and
$72,000 U.S. Treasury Notes 3.125%
due 5/15/07, market value $71,094)                                                                      $780,000            780,000

With UBS Warburg 3.40% 1/03/06
(dated 12/30/05, to be repurchased at $455,172,
collateralized by $53,000 U.S. Treasury Notes
2.00% due 5/15/06, market value $52,582 and
$398,000 U.S. Treasury Notes 5.625%
due 5/15/08, market value $412,154)                                                                      455,000            455,000
                                                                                                                         ----------
Total Repurchase Agreements (cost $1,235,000)                                                                             1,235,000
                                                                                                                         ----------


Total Market Value of Securities - 99.75%
   (cost $92,861,807)                                                                                                    98,939,943
Receivables and Other Assets Net of Liabilities (See Notes) - 0.25%                                                         249,712
                                                                                                                        -----------
Net Assets Applicable to 14,478,172 Shares Outstanding - 100.00%                                                        $99,189,655
                                                                                                                        -----------

+Non-income producing security for the period ending December 31, 2005.

--------------------------------------------------------------------------------

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Group Equity Funds IV - Delaware Large Cap Growth Fund (the "Fund").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and the asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays such dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At December 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At December 31, 2005, the cost of investments and unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Cost of investments                                     $93,110,023
                                                        -----------
Aggregate unrealized appreciation       9,330,763
Aggregate unrealized depreciation      (3,500,843)
                                     ------------
Net unrealized appreciation          $  5,829,920
                                     ------------

3. Credit and Market Risk
The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At December 31, 2005, no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

Item 2.  Controls and Procedures.

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

         File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                  CERTIFICATION

I, Jude T. Driscoll, certify that:

1.            I have reviewed this report on Form N-Q of Delaware Group Equity
              Funds IV

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
              1940) for the registrant and have:

              (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

              (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

              (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

              (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

              (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

              (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


JUDE T. DRISCOLL
----------------
By:    Jude T. Driscoll
Title: Chief Executive Officer
Date: February 27, 2006

                                  CERTIFICATION

I, Michael P. Bishof, certify that:

1.            I have reviewed this report on Form N-Q of Delaware Group Equity
              Funds IV

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
              1940) for the registrant and have:

              (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

              (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

              (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

              (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

              (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

              (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

MICHAEL P. BISHOF
-----------------
By:    Michael P. Bishof
Title: Chief Financial Officer
Date:  February 27, 2006

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Delaware Group Equity Funds IV

JUDE T. DRISCOLL
----------------
By:    Jude T. Driscoll
Title: Chief Executive Officer
Date: February 27, 2006



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


JUDE T. DRISCOLL
----------------
By:    Jude T. Driscoll
Title: Chief Executive Officer
Date: February 27, 2006


MICHAEL P. BISHOF
-----------------
By:    Michael P. Bishof
Title: Chief Financial Officer
Date: February 27, 2006